Lease - Schedule of Finance Lease’s Weighted Average Remaining Lease Term (Details)	Sep. 30, 2024 HKD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 HKD ($)
Right-of -use asset-finance lease
Motor vehicle	$ 590,215	$ 75,968	$ 590,215
Accumulated amortization	(500,445)	(64,414)	(423,499)
Right-of -use asset-finance lease, net	89,770	11,554	166,716
Lease liability – finance lease, current portion	122,156	15,723	116,834
Lease liability – finance lease, non-current portion	20,902	2,690	143,057
Total finance lease liability	143,058	18,413	259,891
Right-of -use asset-operating lease
Office lease	1,634,357	210,361
Accumulated amortization	(117,539)	(15,129)
Right-of -use asset-operating lease, net	1,516,818	195,232
Lease liability – operating lease, current portion	520,034	66,934
Lease liability – operating lease, non-current portion	996,784	128,298
Total operating lease liability	$ 1,516,818	$ 195,232